Disclosure of Capital Risk Management (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing borrowings, net of deferred financing costs	$ 7,820	$ 6,920
Cash and cash equivalents	(678)	(861)	$ (2,471)	$ (2,676)
Restricted cash and cash equivalents	(16)	(16)
Net debt	7,126	6,043
Total equity	888	1,929	$ 4,446	$ 4,409
Total capital	$ 8,014	$ 7,972
Gearing ratio	88.90%	75.80%